Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Consolidated Statement of Income
Consolidated statement of income as revised in 2020

	Year ended December 31, 2019
	As revised	As previously reported

	(Millions of yen)
Selling, general and administrative expenses	1,137,110	1,136,863
Operating profit	174,420	174,667
Income before income taxes	195,493	195,740
Income taxes	56,146	56,223
Consolidated net income	139,347	139,517
Less: Net income attributable to noncontrolling interests	14,383	14,412
Net income attributable to Canon Inc.	124,964	125,105

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	116.79	116.93
Diluted	116.77	116.91

Schedule of Consolidated Statement of Comprehensive Income
Consolidated statement of comprehensive income as revised in 2020

	Year ended December 31, 2019
	As revised	As previously reported

	(Millions of yen)
Consolidated net income	139,347	139,517
Less: Comprehensive income attributable to noncontrolling interests	16,353	16,382

Comprehensive income (loss) attributable to Canon Inc.	86,139	86,280

Schedule of Consolidated Statement of Cash Flows
Consolidated statement of cash flows as revised in 2020

	Year ended December 31, 2019
	As revised	As previously reported

	(Millions of yen)
Consolidated net income	139,347	139,517
Increase in accrued expenses	9,738	9,491
Deferred income taxes	(6,523)	(6,446)